Schedule of Composition of Stock Capital (Details) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001